Wright Selected Blue Chip Equities Fund
RISK/RETURN
Investment Objective

The Wright Selected Blue Chip Equities Fund (“WSBC” or “fund”) seeks to provide long-term total return consisting of price appreciation and current income. “Long-term” is defined as total return occurring over the course of a complete market cycle.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the valueof your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Selected Blue Chip Equities Fund Standard Shares
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.94%
Total Annual Fund Operating Expenses		1.79%
Expense Reimbursement	[1]	(0.39%)
Net Annual Fund Operating ExpensesAfter Expense Reimbursement	[1]	1.40%
[1]	Under a written agreement in effect through April 30, 2012, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.40% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Selected Blue Chip Equities Fund Standard Shares	143	525	933	2,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its total assets in a diversified portfolio of common stock, preferred stock and securities convertible into stock issued by well-established domestic companies. “Well-established companies” have an operating history of six years or longer. The portfolio investments are selected primarily from companies on the Adviser's "investment grade" list of approved companies. The fund’s portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between  $1- $10 billion at the time of the fund's investment, however the fund may hold investments in companies of any market capitalization consistent with its investment objective. The Adviser seeks to outperform the Standard & Poor's Mid-Cap 400 Index (“S&P Mid-Cap 400”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks

·            Recent Market Events: unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund.

·            Market Risk: when the prices of stocks fall, the value of the fund's investments may fall.

·            Management Risk: Wright's strategy may not produce the expected results, causing losses.

·            Small Capitalization and Mid-Capitalization Company Risk: securities of smaller companies may be more volatile than securities issued by companies with larger market capitalizations, and the price of smaller companies may decline more in response to selling pressure.

·            Value Investment Risk: the stock of value companies can continue to be undervalued for long periods of time and not realize its expected value, and the value of the fund may decrease in response to the activities and financial prospects of an individual company.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Performance

The information on the following bar chart shows the performance of the fund for the ten-year period through December 31, 2010. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.

During the period shown, the highest return for a quarter was 21.41% (3rd quarter 2009) and the lowest return was -24.81% (4th quarter 2008).

The fund's annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund's average annual return is compared with that of the S&P Mid-Cap 400. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns as of December 31, 2010
Average Annual Total Returns Wright Selected Blue Chip Equities Fund	1 Year	5 Years	10 Years
Standard Shares	23.93%	3.67%	4.09%
Standard Shares After Taxes on Distributions	23.91%	2.45%	2.97%
Standard Shares After Taxes on Distributions and Sales	15.57%	3.04%	3.29%
S&P Mid-Cap 400 (reflects no deductions for fees, expenses or taxes)	26.64%	5.73%	7.16%

Wright Major Blue Chip Equities Fund
RISK/RETURN
Investment Objective
The Wright Major Blue Chip Equities Fund (“WMBC” or “fund”) seeks total return, consisting of price appreciation plus income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Major Blue Chip Equities Fund Standard Shares
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.25%
Interest Expense		0.01%
Other Expenses		0.82%
Total Annual Fund Operating Expenses		1.68%
Expense Reimbursement	[1]	(0.27%)
Net Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.41%
[1]	Under a written agreement in effect through April 30, 2012, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.40% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Major Blue Chip Equities Fund Standard Shares	144	503	887	1,964

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its total assets in a diversified portfolio of common stock, preferred stock and securities convertible into stock issued by “major” companies, which the Adviser defines as well-established companies with market values of  $5- $10 billion or more at the time of the fund's investment. “Well-established companies” have an operating history of six years or longer. The fund may also hold investments in companies of any market capitalization consistent with its investment objective.  The portfolio investments are chosen primarily from companies on the Adviser's "investment grade" list of approved companies. The Adviser seeks to outperform the Standard & Poor's 500 Index (“S&P 500”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks

·            Recent Market Events: unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund.

·            Market Risk: when the prices of stocks fall, the value of the fund's investments may fall.

·            Management Risk: Wright's strategy may not produce the expected results, causing losses.

·            Large Capitalization Company Risk: companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

·            Value Investment Risk: the stock of value companies can continue to be undervalued for long periods of time and not realize its expected value, and the value of the fund may decrease in response to the activities and financial prospects of an individual company.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Performance

The information on the following bar chart shows the performance of the fund for the ten-year period through December 31, 2010. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years .

During the period shown, the highest return for a quarter was 13.83% (2nd quarter 2009) and the lowest return was -19.46% (4th quarter 2008).

The fund's annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund's average annual return is compared with that of the S&P 500.  After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns as of December 31, 2010
Average Annual Total Returns Wright Major Blue Chip Equities Fund	1 Year	5 Years	10 Years
Standard Shares	13.19%	0.54%	(0.54%)
Standard Shares After Taxes on Distributions	13.12%	0.27%	(0.73%)
Standard Shares After Taxes on Distributions and Sales	8.67%	0.30%	(0.56%)
S&P 500 (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.42%

Wright International Blue Chip Equities Fund
RISK/RETURN
Investment Objective
The Wright International Blue Chip Equities Fund (“WIBC” or “fund”) seeks total return consisting of price appreciation plus income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees*(fees paid directly from your investment)
Shareholder Fees	Wright International Blue Chip Equities Fund Standard Shares
Redemption Fee (as a percentage of the amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright International Blue Chip Equities Fund Standard Shares
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.25%
Interest Expense		0.01%
Other Expenses		0.70%
Acquired Fund Fees & Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.77%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[2]	Under a written agreement in effect through April 30, 2012, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.85% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright International Blue Chip Equities Fund Standard Shares	180	557	959	2,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its total assets in a diversified portfolio of common stock, preferred stock and securities convertible into stock issued by well-established non-U.S. companies of any size located worldwide. “Well-established companies” have an operating history of six years or longer. The portfolio investments are chosen primarily from companies on the Adviser's "investment grade" list of approved companies. Securities of these companies may be traded on the securities market of their own country, on other foreign exchanges or in the U.S. through American Depository Receipts (ADRs). ADRs represent interest in the underlying security.  ADRs purchased by the fund are typically sponsored by the issuer of the underlying security, however the fund may invest in unsponsored ADRs consistent with its investment objective. The Adviser seeks to outperform the MSCI World ex U.S. Index by selecting stocks using fundamental company analysis,  valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks

·            Recent Market Events: unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund.

·            Market Risk: when the prices of stocks fall, the value of the fund's investments may fall.

·            Management Risk: Wright's strategy may not produce the expected results, causing losses.

·            Foreign Securities Risk: foreign securities are subject to additional risks including currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company's assets, less publicly available information, and the impact of political, social or diplomatic events.

·            Large Capitalization Company Risk: companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

·            Small Capitalization and Mid-Capitalization Company Risk: securities of smaller companies may be more volatile than securities issued by companies with larger market capitalizations, and the price of smaller companies may decline more in response to selling pressure.

·            Value Investment Risk: the stock of value companies can continue to be undervalued for long periods of time and not realize its expected value, and the value of the fund may decrease in response to the activities and financial prospects of an individual company.

The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Performance

The information on the following bar chart shows the performance of the fund for the periods indicated through December 31, 2010. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.

During the period shown, the highest return for a quarter was 28.54% (2nd quarter 2009) and the lowest return was -24.32% (4th quarter 2008).

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund's average annual return is compared with that of the MSCI World ex U.S. Index. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns as of December 31, 2010
Average Annual Total Returns Wright International Blue Chip Equities Fund	1 Year	5 Years	10 Years
Standard Shares	5.76%	0.04%	2.03%
Standard Shares After Taxes on Distributions	5.56%	(0.85%)	1.48%
Standard Shares After Taxes on Distributions and Sales	4.55%	(0.24%)	1.54%
MSCI World ex U.S. Index (reflects no deductions for fees, expenses or taxes)	8.95%	3.05%	3.98%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Wright Managed Equity Trust
Central Index Key	dei_EntityCentralIndexKey	0000703499
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 28, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Wright Selected Blue Chip Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Wright Selected Blue Chip Equities Fund (“WSBC” or “fund”) seeks to provide long-term total return consisting of price appreciation and current income. “Long-term” is defined as total return occurring over the course of a complete market cycle.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the valueof your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its total assets in a diversified portfolio of common stock, preferred stock and securities convertible into stock issued by well-established domestic companies. “Well-established companies” have an operating history of six years or longer. The portfolio investments are selected primarily from companies on the Adviser's "investment grade" list of approved companies. The fund’s portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between  $1- $10 billion at the time of the fund's investment, however the fund may hold investments in companies of any market capitalization consistent with its investment objective. The Adviser seeks to outperform the Standard & Poor's Mid-Cap 400 Index (“S&P Mid-Cap 400”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund invests at least 80% of its total assets in a diversified portfolio of common stock, preferred stock and securities convertible into stock issued by well-established domestic companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

·            Recent Market Events: unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund.

·            Market Risk: when the prices of stocks fall, the value of the fund's investments may fall.

·            Management Risk: Wright's strategy may not produce the expected results, causing losses.

·            Small Capitalization and Mid-Capitalization Company Risk: securities of smaller companies may be more volatile than securities issued by companies with larger market capitalizations, and the price of smaller companies may decline more in response to selling pressure.

·            Value Investment Risk: the stock of value companies can continue to be undervalued for long periods of time and not realize its expected value, and the value of the fund may decrease in response to the activities and financial prospects of an individual company.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information on the following bar chart shows the performance of the fund for the ten-year period through December 31, 2010. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 21.41% (3rd quarter 2009) and the lowest return was -24.81% (4th quarter 2008).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.41%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	S&P Mid-Cap 400 (reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The fund's annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund's average annual return is compared with that of the S&P Mid-Cap 400. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Returns as of December 31, 2010
Wright Selected Blue Chip Equities Fund | Standard Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Net Annual Fund Operating ExpensesAfter Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,073
Annual Return 2001	rr_AnnualReturn2001	(10.15%)
Annual Return 2002	rr_AnnualReturn2002	(16.98%)
Annual Return 2003	rr_AnnualReturn2003	30.06%
Annual Return 2004	rr_AnnualReturn2004	15.73%
Annual Return 2005	rr_AnnualReturn2005	11.09%
Annual Return 2006	rr_AnnualReturn2006	3.77%
Annual Return 2007	rr_AnnualReturn2007	11.59%
Annual Return 2008	rr_AnnualReturn2008	(39.81%)
Annual Return 2009	rr_AnnualReturn2009	38.61%
Annual Return 2010	rr_AnnualReturn2010	23.93%
1 Year	rr_AverageAnnualReturnYear01	23.93%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Wright Selected Blue Chip Equities Fund | Standard Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.91%
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Wright Selected Blue Chip Equities Fund | Standard Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.57%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Wright Selected Blue Chip Equities Fund | S&P Mid-Cap 400 (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Wright Major Blue Chip Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wright Major Blue Chip Equities Fund (“WMBC” or “fund”) seeks total return, consisting of price appreciation plus income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its total assets in a diversified portfolio of common stock, preferred stock and securities convertible into stock issued by “major” companies, which the Adviser defines as well-established companies with market values of  $5- $10 billion or more at the time of the fund's investment. “Well-established companies” have an operating history of six years or longer. The fund may also hold investments in companies of any market capitalization consistent with its investment objective.  The portfolio investments are chosen primarily from companies on the Adviser's "investment grade" list of approved companies. The Adviser seeks to outperform the Standard & Poor's 500 Index (“S&P 500”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund invests at least 80% of its total assets in a diversified portfolio of common stock, preferred stock and securities convertible into stock issued by "major" companies, which the Adviser defines as well-established companies with market values of $5- $10 billion or more at the time of the fund's investment.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

·            Recent Market Events: unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund.

·            Market Risk: when the prices of stocks fall, the value of the fund's investments may fall.

·            Management Risk: Wright's strategy may not produce the expected results, causing losses.

·            Large Capitalization Company Risk: companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

·            Value Investment Risk: the stock of value companies can continue to be undervalued for long periods of time and not realize its expected value, and the value of the fund may decrease in response to the activities and financial prospects of an individual company.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information on the following bar chart shows the performance of the fund for the ten-year period through December 31, 2010. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years .
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 13.83% (2nd quarter 2009) and the lowest return was -19.46% (4th quarter 2008).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.83%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.46%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	S&P 500 (reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The fund's annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund's average annual return is compared with that of the S&P 500.  After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Returns as of December 31, 2010
Wright Major Blue Chip Equities Fund | Standard Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Annual Fund Operating ExpensesAfter Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	503
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,964
Annual Return 2001	rr_AnnualReturn2001	(16.87%)
Annual Return 2002	rr_AnnualReturn2002	(24.50%)
Annual Return 2003	rr_AnnualReturn2003	23.20%
Annual Return 2004	rr_AnnualReturn2004	12.36%
Annual Return 2005	rr_AnnualReturn2005	6.20%
Annual Return 2006	rr_AnnualReturn2006	11.57%
Annual Return 2007	rr_AnnualReturn2007	5.96%
Annual Return 2008	rr_AnnualReturn2008	(34.85%)
Annual Return 2009	rr_AnnualReturn2009	17.83%
Annual Return 2010	rr_AnnualReturn2010	13.19%
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	(0.54%)
Wright Major Blue Chip Equities Fund | Standard Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.12%
5 Years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	(0.73%)
Wright Major Blue Chip Equities Fund | Standard Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.67%
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	(0.56%)
Wright Major Blue Chip Equities Fund | S&P 500 (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Wright International Blue Chip Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wright International Blue Chip Equities Fund (“WIBC” or “fund”) seeks total return consisting of price appreciation plus income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees*(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its total assets in a diversified portfolio of common stock, preferred stock and securities convertible into stock issued by well-established non-U.S. companies of any size located worldwide. “Well-established companies” have an operating history of six years or longer. The portfolio investments are chosen primarily from companies on the Adviser's "investment grade" list of approved companies. Securities of these companies may be traded on the securities market of their own country, on other foreign exchanges or in the U.S. through American Depository Receipts (ADRs). ADRs represent interest in the underlying security.  ADRs purchased by the fund are typically sponsored by the issuer of the underlying security, however the fund may invest in unsponsored ADRs consistent with its investment objective. The Adviser seeks to outperform the MSCI World ex U.S. Index by selecting stocks using fundamental company analysis,  valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e. earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund invests at least 80% of its total assets in a diversified portfolio of common stock, preferred stock and securities convertible into stock issued by well-established non-U.S. companies of any size located worldwide.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

·            Recent Market Events: unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund.

·            Market Risk: when the prices of stocks fall, the value of the fund's investments may fall.

·            Management Risk: Wright's strategy may not produce the expected results, causing losses.

·            Foreign Securities Risk: foreign securities are subject to additional risks including currency risk (changes in foreign currency rates reducing the value of the fund's assets), seizure, expropriation or nationalization of a company's assets, less publicly available information, and the impact of political, social or diplomatic events.

·            Large Capitalization Company Risk: companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

·            Small Capitalization and Mid-Capitalization Company Risk: securities of smaller companies may be more volatile than securities issued by companies with larger market capitalizations, and the price of smaller companies may decline more in response to selling pressure.

·            Value Investment Risk: the stock of value companies can continue to be undervalued for long periods of time and not realize its expected value, and the value of the fund may decrease in response to the activities and financial prospects of an individual company.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund cannot eliminate risk or assure achievement of its objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information on the following bar chart shows the performance of the fund for the periods indicated through December 31, 2010. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund's performance for each calendar year for the past ten years.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 28.54% (2nd quarter 2009) and the lowest return was -24.32% (4th quarter 2008).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.54%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	MSCI World ex U.S. Index (reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The fund's annual return shown above does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund's average annual return is compared with that of the MSCI World ex U.S. Index. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Returns as of December 31, 2010
Wright International Blue Chip Equities Fund | Standard Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Annual Return 2001	rr_AnnualReturn2001	(24.18%)
Annual Return 2002	rr_AnnualReturn2002	(14.51%)
Annual Return 2003	rr_AnnualReturn2003	31.96%
Annual Return 2004	rr_AnnualReturn2004	17.71%
Annual Return 2005	rr_AnnualReturn2005	21.13%
Annual Return 2006	rr_AnnualReturn2006	28.49%
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	(47.74%)
Annual Return 2009	rr_AnnualReturn2009	33.77%
Annual Return 2010	rr_AnnualReturn2010	5.76%
1 Year	rr_AverageAnnualReturnYear01	5.76%
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Wright International Blue Chip Equities Fund | Standard Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.56%
5 Years	rr_AverageAnnualReturnYear05	(0.85%)
10 Years	rr_AverageAnnualReturnYear10	1.48%
Wright International Blue Chip Equities Fund | Standard Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.55%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
10 Years	rr_AverageAnnualReturnYear10	1.54%
Wright International Blue Chip Equities Fund | MSCI World ex U.S. Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.95%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.98%

[1]	Under a written agreement in effect through April 30, 2012, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.40% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[3]	Under a written agreement in effect through April 30, 2012, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.85% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").